Thrivent Small Cap Growth Portfolio Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended	92 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	17.29%	14.17%	14.29%
Russell 2000® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		13.01%	3.18%		7.75%
S&P SmallCap 600® Growth Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		5.37%	5.53%		7.59%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		1.87%	1.37%		9.05%
Performance Inception Date	Apr. 27, 2018